Derivative Financial Instruments (Summary Of The Notional Amount Of Derivative Contracts) (Details) (JPY ¥) In Trillions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	¥ 966.9	[1]	¥ 967.6	[1]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	123.8	[1]	121.6	[1]
Equity Contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	3.0	[1]	2.1	[1]
Commodity Contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	1.9	[1]	2.0	[1]
Credit Derivatives [Member]
Derivative [Line Items]
Notional Amount of Derivatives	6.7	[1]	7.1	[1]
Other Derivatives [Member]
Derivative [Line Items]
Notional Amount of Derivatives	1.2	[1]	1.2	[1]
Total Derivatives [Member]
Derivative [Line Items]
Notional Amount of Derivatives	¥ 1,103.5	[1]	¥ 1,101.6	[1]

[1]	Includes both written and purchased position.